Commitments and Contingencies (Details Narrative)			3 Months Ended		12 Months Ended
	Jan. 02, 2010 USD ($)	Jan. 01, 2010 USD ($) ft²	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Loss Contingencies [Line Items]
Area of Land | ft²		6,000
Lease commenced		Jan. 01, 2010
Lease extension date		Sep. 18, 2021
Lease Expiration Date		Dec. 31, 2028
Rental payment		$ 4,638
Operating lease cost			$ 243,301	$ 238,075	$ 1,043,980	$ 743,373
Short term lease cost			$ 4,814	$ 39,105	$ 97,024	$ 71,411
Sterling Heights, Michigan [Member]
Loss Contingencies [Line Items]
Area of Land | ft²		37,000
Lease Expiration Date		Apr. 30, 2028
Rental payment		$ 24,171
Travers City [Member]
Loss Contingencies [Line Items]
Area of Land | ft²		5,000
Graphic Sciences, Inc. [Member] | Vehicles [Member]
Loss Contingencies [Line Items]
Lease extension date		Oct. 31, 2024
Rental payment		$ 2,618
Graphic Sciences, Inc. [Member] | Traverse City [Member]
Loss Contingencies [Line Items]
Lease extension date		Jan. 31, 2024
Rental payment	$ 4,500	$ 4,500
Graphic Sciences, Inc. [Member] | Madison Heights [Member]
Loss Contingencies [Line Items]
Rental payment		$ 1,605
Graphic Sciences, Inc. [Member] | Madison Heights [Member]
Loss Contingencies [Line Items]
Area of Land | ft²		36,000
Lease extension date		Aug. 31, 2026
Rental payment		$ 41,508
Lessor, operating lease, description		Our subsidiary, Graphic Sciences, uses 36,000 square feet of leased space in Madison Heights, Michigan as its main facility. Graphic Sciences uses about 20,000 square feet for its records storage services, with the remainder of the space used for production, sales, and administration
Graphic Sciences, Inc. [Member] | Madison Heights [Member] | Temporary Storage Space [Member]
Loss Contingencies [Line Items]
Rental payment		$ 1,605
Graphic Sciences, Inc. [Member] | Highland Park, MI, and a Satellite Office [Member]
Loss Contingencies [Line Items]
Rental payment		$ 20,452
Lessor, operating lease, description		Graphic Sciences also leases and uses a separate 37,000 square foot building in Sterling Heights, Michigan for document storage, except approximately 5,000 square feet for production, and a satellite office in Traverse City, Michigan for production
Graphic Sciences, Inc. [Member] | Sterling Heights [Member]
Loss Contingencies [Line Items]
Area of Land | ft²		37,000
Lease Expiration Date		Apr. 30, 2028
Rental payment		$ 20,452
Lessor, operating lease, description		Graphic Sciences also leases and uses a separate 37,000 square foot building in Sterling Heights, Michigan for document storage, except approximately 5,000 square feet for production, and a satellite office in Traverse City, Michigan for production
Maximum [Member] | Graphic Sciences, Inc. [Member] | Madison Heights [Member]
Loss Contingencies [Line Items]
Rental payment		$ 45,828
Maximum [Member] | Graphic Sciences, Inc. [Member] | Sterling Heights [Member]
Loss Contingencies [Line Items]
Rental payment		24,171
Lease Agreements [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Rental payment		$ 5,850